Note 17 - Shareholders' Equity (Details Textual) - EUR (€) € / shares in Units, € in Thousands							2 Months Ended	5 Months Ended	12 Months Ended
	Apr. 04, 2019	Aug. 29, 2018	Apr. 25, 2017	Apr. 26, 2016	Jan. 18, 2013	Jun. 24, 2010	Jul. 31, 2001	Dec. 31, 1998	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Jun. 28, 2019	Feb. 18, 2016	Dec. 19, 2012
Common Stock, Shares, Issued, Total (in shares)									29,433,994	29,368,394
Common Stock, Par or Stated Value Per Share (in EUR per share)									€ 0.13	€ 0.13
Common Stock, Shares, Outstanding, Ending Balance (in shares)									29,141,566	28,997,866
Statutory Retained Earnings (Statutory Accumulated Deficit)									€ (15,392)
Treasury Stock, Shares, Ending Balance (in shares)									292,428	370,528
Treasury Stock, Shares, Acquired (in shares)							180,290	112,138
Treasury Stock, Value, Acquired, Par Value Method							€ 718
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)									155,000
Share Price (in EUR per share)									€ 4.43
The 2010 Plan [Member]
Common Stock, Shares Subscribed but Unissued (in shares)						229,100
The 2012 Plan [Member]
Common Stock, Shares Subscribed but Unissued (in shares)																500,000
The 2016 Plan [Member]
Common Stock, Shares Subscribed but Unissued (in shares)															1,000,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share)									€ 3.90	€ 2.65	€ 2.39
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)									1,273,900	1,347,600	1,207,600	1,427,438
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)									155,000	165,000	260,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)									818,900	772,600	598,850
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount									€ 271
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)									3 years 91 days
Share-based Payment Arrangement, Option [Member] | The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)						229,100
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share)						€ 2.38
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)						10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)									42,000
Share-based Payment Arrangement, Option [Member] | The 2010 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)						1 year
Share-based Payment Arrangement, Option [Member] | The 2010 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)						4 years
Share-based Payment Arrangement, Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share)					€ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)									282,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)					500,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture													€ 660
Share-based Payment Arrangement, Expense									€ 0	€ 0	€ 2
Share-based Payment Arrangement, Option [Member] | The 2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					1 year
Share-based Payment Arrangement, Option [Member] | The 2012 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					4 years
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)															1,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share)	€ 3.90	€ 2.65	€ 2.39	€ 3.22
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)									949,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	155,000	165,000	260,000	575,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	€ 299	€ 219									335	€ 960
Share-based Payment Arrangement, Expense									€ 260	€ 289	€ 380
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)									494,400
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	1 year	1 year	1 year	1 year
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years	4 years	4 years	4 years
Share-based Payment Arrangement, Option [Member] | The 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)														358,528
Options to Subscribe New Shares [Member] | The 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)														1,000,000
Treasury Stock, Held for Purchase for Option Holder Exercises [Member]
Treasury Stock, Shares, Ending Balance (in shares)									42,000
Treasury Stock, Reissuance Price Per Share (in EUR per share)									€ 2.38
Treasury Stock, Allocated by Board of Directors in Future [Member]
Treasury Stock, Shares, Ending Balance (in shares)									250,428